Property and Equipment	6 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property and Equipment
Property and Equipment

Property and Equipment consists of the following (amounts in thousands):

	December 31, 2016	June 30, 2016
Leasehold Improvements	$2,261	$2,261
Furniture and Fixtures	588	588
Computer Equipment	456	456
Software	164	164
Total	3,469	3,469
Accumulated Depreciation and Amortization	(2,209)	(2,055)
Property and Equipment, net	$1,260	$1,414

Depreciation and amortization charged to selling, general and administrative expenses for the three months ended December 31, 2016 and 2015 amounted to approximately $77,000 and $139,000, respectively.

Depreciation and amortization charged to selling, general and administrative expenses for the six months ended December 31, 2016 and 2015 amounted to $154,000 and $279,000, respectively.